Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Preferred stock, authorized	25,000,000	25,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Class A Preferred Stock, authorized (in Dollars)	$ 25,000,000	$ 25,000,000
Class A Preferred stock, par value (in Dollars)	0.001	0.001
Class A Preferred stock, issued (in Dollars)	7,500,000	7,500,000
Class A Preferred stock, outstanding (in Dollars)	$ 7,500,000	$ 7,500,000
Common Stock, authorized	2,000,000,000	2,000,000,000
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock, issued	377,203,075	376,603,075
Common Stock, outstanding	377,203,075	376,603,075